Blue Chip Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of September 30, 2022
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 100.40%
Communication Services - 13.33%
Alphabet, Inc., Class A* 40,750 $ 3,897,737
Alphabet, Inc., Class C* 40,530 3,896,960
Comcast Corp., Class A 160,800 4,716,264
Meta Platforms, Inc.,
Class A* 36,200 4,911,616
Verizon Communications,
Inc. 125,089 4,749,629
Walt Disney Co. (The)* 51,500 4,857,995
27,030,201
Consumer Discretionary - 9.51%
Amazon.com, Inc.* 42,500 4,802,500
Home Depot, Inc. (The) 18,150 5,008,311
McDonald's Corp. 20,550 4,741,707
Tesla, Inc.* 17,800 4,721,450
19,273,968
Consumer Staples - 11.05%
Coca-Cola Co. (The) 86,264 4,832,509
PepsiCo, Inc. 29,275 4,779,437
Procter & Gamble Co.
(The) 62,956 7,948,195
Walmart, Inc. 37,369 4,846,759
22,406,900
Energy - 6.53%
Chevron Corp. 57,645 8,281,857
Exxon Mobil Corp. 56,737 4,953,708
13,235,565
Financials - 11.19%
Bank of America Corp. 161,458 4,876,032
Berkshire Hathaway, Inc.,
Class B* 18,300 4,886,466
JPMorgan Chase & Co. 76,995 8,045,977
Wells Fargo & Co. 121,519 4,887,494
22,695,969
Health Care - 12.61%
Eli Lilly & Co. 19,150 6,192,153
Johnson & Johnson 29,462 4,812,912
Merck & Co., Inc. 56,685 4,881,712
Pfizer, Inc. 110,324 4,827,778
UnitedHealth Group, Inc. 9,600 4,848,384
25,562,939
Industry Company Shares Value
Industrials - 6.45%
Raytheon Technologies
Corp. 60,060 $ 4,916,512
United Parcel Service, Inc.,
Class B 50,463 8,151,793
13,068,305
Information Technology - 29.73%
Apple, Inc. 54,750 7,566,451
Broadcom, Inc. 10,450 4,639,904
Cisco Systems, Inc. 120,058 4,802,320
Intel Corp. 181,693 4,682,229
Mastercard, Inc., Class A 16,950 4,819,563
Microsoft Corp. 35,195 8,196,915
NVIDIA Corp. 39,150 4,752,419
Oracle Corp. 77,913 4,758,147
QUALCOMM, Inc. 68,750 7,767,375
Visa, Inc., Class A 46,700 8,296,255
60,281,578
TOTAL COMMON STOCKS - 100.40% 203,555,425
(Cost $99,194,063)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.00%
Fidelity Investments Money
Market Government
Portfolio Class I 2.74% 210
210
TOTAL MONEY MARKET FUND - 0.00% 210
(Cost $210)
TOTAL INVESTMENTS
-
100.40%
$ 203,555,635
(Cost $99,194,273)
Liabilities in Excess of Other Assets - (0.40%) (810,330)
NET ASSETS - 100.00% $ 202,745,305
* Non-income producing security.
^ Rate disclosed as of September 30, 2022.

Blue Chip Fund
Schedule of Investments (Unaudited)
(continued)
2
Quarterly Report | September 30, 2022 (Unaudited)
Summary of inputs used to value the Fund’s investments as of 9/30/2022 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 203,555,425 $ – $ – $ 203,555,425
Money Market
Fund 210 – – 210
TOTAL
$203,555,635 $– $– $203,555,635
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.